Deferred tax asset - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 191	€ 217	€ 225
Unrecognized Deferred tax assets	741,800	516,200	374,600
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0	0	0
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 191	217	€ 225
Tax credits | Inventiva Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		€ 200